SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of condensed income statements

12/31/2025	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	90,533	107,221	12,652	60,918	(60,917)	210,407
Personnel expenses	(2,718)	(2,267)	(1,094)	(18,925)	-	(25,004)
Depreciation and amortization	(139)	(17)	(13)	(476)	-	(645)
Other operating expenses	(73,485)	(103,145)	(12,688)	(50,619)	60,917	(179,020)
Operating expenses	(76,342)	(105,429)	(13,795)	(70,020)	60,917	(204,669)
OPERATING INCOME/(LOSS)	14,191	1,792	(1,143)	(9,102)	-	5,738
Finance income	1,710	1,154	3,451	21,189	(20,857)	6,647
Finance costs	(36)	(1,185)	(7,056)	(8,113)	7,317	(9,073)
Net finance income/(costs)	1,674	(31)	(3,605)	13,076	(13,540)	(2,426)
NET INCOME/(LOSS) BEFORE TAX	15,865	1,761	(4,748)	3,974	(13,540)	3,312
Income tax benefit/(expense)	(1,803)	(11)	(8)	(195)	-	(2,017)
NET INCOME/(LOSS) FOR THE YEAR	14,062	1,750	(4,756)	3,779	(13,540)	1,295
Attributable to equity holders of the Company	14,062	1,747	(4,756)	3,779	(13,540)	1,292
Attributable to non-controlling interests	-	3	-	-	-	3

12/31/2024	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	87,778	95,699	17,216	52,204	(52,193)	(200,704)
Personnel expenses	(2,360)	(1,746)	(1,372)	(13,306)	-	(18,784)
Depreciation and amortization	(123)	(30)	(9)	(226)	-	(388)
Other operating expenses	(67,786)	(96,322)	(20,380)	(44,906)	52,193	(177,201)
Operating expenses	(70,269)	(98,098)	(21,761)	(58,438)	52,193	(196,373)
OPERATING INCOME/(LOSS)	17,509	(2,399)	(4,545)	(6,234)	-	4,331
Finance income	2,105	622	11,522	4,659	(10,727)	8,181
Finance costs	(69)	(3,552)	(5,984)	(8,262)	10,727	(7,140)
Net finance income/(costs)	2,036	(2,930)	5,538	(3,603)	-	1,041
NET INCOME/(LOSS) BEFORE TAX	19,545	(5,329)	993	(9,837)	-	5,372
Income tax benefit/(expense)	(4,154)	7	27	2,658	-	(1,462)
NET INCOME/(LOSS) FOR THE YEAR	15,391	(5,322)	1,020	(7,179)	-	3,910
Attributable to equity holders of the Company	15,391	(5,324)	1,020	(7,179)	-	3,908
Attributable to non-controlling interests	-	2	-	-	-	2

12/31/2023	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Codere Online
Revenue	75,669	73,315	12,663	45,263	(45,263)	161,647
Personnel expenses	(1,968)	(1,776)	(992)	(12,701)	-	(17,437)
Depreciation and amortization	(24)	(32)	(8)	(50)	-	(114)
Other operating expenses	(60,362)	(83,181)	(19,484)	(41,086)	45,263	(158,850)
Operating expenses	(62,354)	(84,989)	(20,484)	(53,837)	45,263	(176,401)
OPERATING INCOME/(LOSS)	13,315	(11,674)	(7,821)	(8,574)	-	(14,754)
Finance income	1,030	6,552	8,989	28,553	(23,406)	21,718
Finance costs	(51)	(4,920)	(8,579)	(275,423)	273,081	(15,892)
Net finance income/(costs)	979	1,632	410	(246,870)	249,675	5,826
NET INCOME/(LOSS) BEFORE TAX	14,294	(10,042)	(7,411)	(255,444)	249,675	(8,928)
Income tax benefit/(expense)	(1,500)	(8)	202	7,819	-	6,513
NET INCOME/(LOSS) FOR THE YEAR	12,794	(10,050)	(7,209)	(247,625)	249,675	(2,415)
Attributable to equity holders of the Company	12,794	(10,052)	(7,209)	(247,625)	249,675	(2,417)
Attributable to non-controlling interests	-	2	-	-	-	2

Schedule of financial position

12/31/2025	Spain	Mexico	Other operations	Supporting	Eliminations	Total Codere Online
Non-current assets	611	16	378	226,009	(213,636)	13,378
Current assets	69,684	22,285	10,118	114,179	(148,783)	67,483
Trade receivables and other current assets	13,157	4,731	(1,442)	52,878	(61,483)	7,841
Current financial assets	40,157	3,511	2,572	50,689	(87,270)	9,659
Cash and cash equivalents	16,370	14,043	8,988	10,612	(30)	49,983
Total Assets	70,295	22,301	10,496	340,188	(362,419)	80,861
EQUITY	47,023	(19,669)	(12,943)	228,193	(213,906)	28,698
NON-CURRENT LIABILITIES	151	-	229	1,268	1,232	2,880
CURRENT LIABILITIES	23,121	41,970	23,210	110,727	(149,745)	49,283
Lease obligations	104	-	44	1,588	(1,232)	504
Borrowings	4,048	5,074	11,225	71,496	(90,035)	1,808
Trade payables and other current liabilities	18,969	36,896	11,941	37,643	(58,478)	46,971
Total EQUITY AND LIABILITIES	70,295	22,301	10,496	340,188	(362,419)	80,861

12/31/2024	Spain	Mexico	Other Operations	Supporting	Eliminations	Total Codere Online
Non-current assets	709	31	80	220,495	(209,698)	11,617
Current assets	72,540	15,408	10,176	104,118	(139,319)	62,923
Trade receivables and other current assets	13,403	3,672	1,457	39,739	(49,149)	9,122
Current financial assets	46,819	2,915	2,691	51,209	(90,140)	13,494
Cash and cash equivalents	12,318	8,821	6,028	13,170	(30)	40,307
Total Assets	73,249	15,439	10,256	324,613	(349,017)	74,540
EQUITY	48,448	(21,134)	(11,467)	218,341	(209,968)	24,220
NON-CURRENT LIABILITIES	-	-	(3)	5,359	2	5,358
CURRENT LIABILITIES	24,801	36,573	21,726	100,913	(139,051)	44,962
Lease obligations	350	-	-	14	-	364
Borrowings	5,921	3,329	13,231	72,925	(92,041)	3,365
Trade payables and other current liabilities	18,530	33,244	8,495	27,974	(47,010)	41,233
Total EQUITY AND LIABILITIES	73,249	15,439	10,256	324,613	(349,017)	74,540